Sales and Receivable Concentration (Details 1) (USD $) In Thousands, unless otherwise specified	Jul. 01, 2012	Jul. 03, 2011
Receivables from largest customers
Receivables from largest customers, amount	$ 30,125	$ 25,683
Receivables from largest customers, percentage of gross receivables	67.00%	64.00%
General Motors Company [Member]
Receivables from largest customers
Receivables from largest customers, amount	10,230	9,208
Receivables from largest customers, percentage of gross receivables	23.00%	23.00%
Ford Motor Company [Member]
Receivables from largest customers
Receivables from largest customers, amount	5,738	4,372
Receivables from largest customers, percentage of gross receivables	13.00%	11.00%
Chrysler Group LLC [Member]
Receivables from largest customers
Receivables from largest customers, amount	$ 14,157	$ 12,103
Receivables from largest customers, percentage of gross receivables	31.00%	30.00%